Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 28, 2024	Jan. 29, 2023	Jan. 30, 2022	Jan. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE TABLE
(a)	(b)		(c)		(d)	(e)	(f)	(g)	(h)	(i)
Year	Summary Compensation Table Total for CEO ($)(1)		Compensation Actually Paid to CEO ($)(2)		Average Summary Compen- sation Table Total for Non-CEO NEOs ($)(3)	Average Compen- sation Actually Paid to Non-CEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based on:		Net Income ($)(7) (in billions)	Operating Profit ($)(8) (in billions)
	CEO	Former CEO	CEO	Former CEO			TSR ($)(5)	Peer Group TSR ($)(6)
2023	14,419,252	—	18,272,399	—	4,540,911	4,391,001	171.6	165.2	15.14	21.65
2022	14,619,789	9,020,862	7,501,985	(2,905,659)	4,390,720	953,780	148.8	124.0	17.11	24.09
2021	—	13,059,751	—	51,702,946	5,568,673	18,194,527	168.0	149.7	16.43	22.92
2020	—	13,995,092	—	26,400,107	5,261,268	9,186,485	121.6	141.4	12.87	20.64
	(1)Mr. Decker served as our CEO for Fiscal 2023; Mr. Decker and Craig Menear each served for a period of time as our CEO for Fiscal 2022; and Mr. Menear was our CEO for Fiscal 2021 and Fiscal 2020. The dollar amounts reported in column (b) are the amounts of total compensation reported in the Total column of the Summary Compensation Table for our CEO and former CEO for the corresponding years in which each served as our CEO.
Non-PEO NEO Average Total Compensation Amount	$ 4,540,911
Non-PEO NEO Average Compensation Actually Paid Amount	4,391,001
Total Shareholder Return Amount	171.6	$ 148.8	$ 168.0	$ 121.6
Peer Group Total Shareholder Return Amount	165.2	124.0	149.7	141.4
Net Income (Loss)	$ 15,140,000,000	$ 17,110,000,000	$ 16,430,000,000	$ 12,870,000,000
Company Selected Measure Amount	21,650,000,000	24,090,000,000.00	22,920,000,000	20,640,000,000
Adjustments to Summary Compensation Table Text Block	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the Summary Compensation Table (or “SCT”) total compensation for Fiscal 2023 to determine the CAP for Fiscal 2023:

CEO SCT Total to CAP Reconciliation
Year	Reported Summary Compensation Table Total for CEO ($)	Deductions from SCT Total ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to CEO (as defined by SEC rule) ($)
2023	14,419,252	(10,653,487)	14,506,634	18,272,399
(a)Represents the grant date fair value of equity awards, which are the total of the amounts reported in the Stock Awards and Option Awards columns in the Summary Compensation Table for Fiscal 2023.
	(b)The equity award adjustments for Fiscal 2023 include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in Fiscal 2023 that are outstanding and unvested as of the end of Fiscal 2023; (ii) the amount of change as of the end of Fiscal 2023 (from the end of Fiscal 2022) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of Fiscal 2023; (iii) for awards that are granted in Fiscal 2023 and vest in Fiscal 2023, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in Fiscal 2023, the amount equal to the change as of the vesting date (from the end of Fiscal 2022) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during Fiscal 2023, a deduction for the amount equal to the fair value at the end of Fiscal 2022; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in Fiscal 2023 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for Fiscal 2023. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
Equity Award Adjustments Table Text Block	The amounts deducted or added in calculating the equity award adjustments detailed in the table below.

CEO Equity Component of CAP
Year	Year-End Fair Value of Unvested Equity Awards Granted in the Year ($)	Year-Over- Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-Over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair-Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	13,247,153	886,868	103,664	(212,813)	—	481,763	14,506,634
	(3)The dollar amounts reported in column (d) represent the average of the amounts reported for our non-CEO NEOs as a group in the Total column of the Summary Compensation Table in each applicable year. The names of each of these NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for Fiscal 2023, Mr. McPhail, Ms. Campbell, Mr. Carey, Mr. Kinnaird, and Ms. Roseborough; (ii) for Fiscal 2022, Mr. McPhail, Ms. Campbell, Mr. Carey, and Mr. Kinnaird; (iii) for Fiscal 2021, Mr. Decker, Mr. McPhail, Ms. Campbell, and Mr. Carey; and (iv) for Fiscal 2020, Mr. Decker, Mr. McPhail, Ms. Campbell, and Mark Holifield.
Adjustments to Average Total Compensation Table Text Block	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for these NEOs as a group for each year to determine the CAP, using the same methodology described above in footnote 2.

Average Other NEOs SCT Total to CAP Reconciliation
Year	Average Reported Summary Compensation Table Total for Non-CEO NEOs ($)	Average Reported Summary Compensation Table Value of Equity Awards ($)	Average Equity Award Adjustments ($)(a)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2023	4,540,911	(2,385,478)	2,235,568	4,391,001

Total Average Equity Award Adjustments Table Text Block	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are detailed in the table below.

Average Other NEOs Equity Component of CAP
Year	Average Year-End Fair Value of Unvested Equity Awards Granted in the Year ($)	Year-Over- Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-Over- Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2023	2,586,433	484,509	58,870	(218,485)	(811,344)	135,585	2,235,568
(5)Cumulative TSR is calculated by dividing (a) the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period.
(6)Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P Retail Composite Index.
(7)The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
	(8)Operating profit is defined as the Company’s net sales less the sum of the cost of sales, selling, general and administrative expense, and depreciation and amortization expense (all as determined on a 52-week basis), subject to adjustments as more fully described under “—Elements of Our Compensation Programs—Annual Cash Incentive—Potential Adjustments” and “—Elements of Our Compensation Programs—Annual Cash Incentive—Fiscal 2023 MIP Results” in our Compensation Discussion and Analysis above.
Ted Decker [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 14,419,252	$ 14,619,789
PEO Actually Paid Compensation Amount	18,272,399	7,501,985
Ted Decker [Member] | Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,653,487)
Ted Decker [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,506,634
Ted Decker [Member] | Year End Fair Value of Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,247,153
Ted Decker [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	886,868
Ted Decker [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	103,664
Ted Decker [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(212,813)
Ted Decker [Member] | Fair Value at end of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Ted Decker [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards not otherwise reflected [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	481,763
Craig A. Menear [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	0	9,020,862	$ 13,059,751	$ 13,995,092
PEO Actually Paid Compensation Amount	0	(2,905,659)	51,702,946	26,400,107
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	4,540,911	4,390,720	5,568,673	5,261,268
Non-PEO NEO Average Compensation Actually Paid Amount	4,391,001	$ 953,780	$ 18,194,527	$ 9,186,485
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(218,485)
Non-PEO NEO [Member] | Average Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,385,478)
Non-PEO NEO [Member] | Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,235,568
Non-PEO NEO [Member] | Average Year End Fair Value of Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,586,433
Non-PEO NEO [Member] | Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	484,509
Non-PEO NEO [Member] | Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	58,870
Non-PEO NEO [Member] | Average Fair Value at the End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(811,344)
Non-PEO NEO [Member] | Average Value of Dividends or other Earnings Paid on Stock or Option Awards not otherwise reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 135,585